Investments in Associates and Joint Ventures (Details) - Schedule of movement of the investments in joint ventures - Joint Ventures [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in Associates and Joint Ventures (Details) - Schedule of movement of the investments in joint ventures [Line Items]
Beginning balance	S/ 9,126	S/ 8,270	S/ 8,160
Equity interest in results	3,051	2,832	2,405
Dividends received		(1,962)	(2,318)
Conversion adjustment	(14)	(14)	23
Ending balance	S/ 12,163	S/ 9,126	S/ 8,270